Taxation (Details 4) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax rates and tax holiday	(7.60%)	(19.30%)	86.00%
Tax effect of tax-exempt entities (as a percent)	3.30%	12.10%	(143.70%)
Effect on tax rates in different tax jurisdiction (as a percent)	(0.90%)	(3.20%)	(2.30%)
Tax effect of non-deductible expenses (as a percent)	0.10%	4.00%	(13.80%)
Tax effect of non-taxable income (as a percent)	(0.50%)	(0.40%)	1.40%
Tax effect of Super Deduction and others (as a percent)	(9.60%)	(19.00%)	105.90%
Changes in valuation allowance (as a percent)	9.10%	28.30%	(131.60%)
Effect on withholding income tax	7.60%	2.60%	0.00%
Effective tax rates (as a percent)	26.50%	30.10%	(73.10%)
Effect of tax holiday
Tax holiday effect	¥ 2,397	¥ 2,677	¥ 2,219
Effect of tax holiday on basic net income per share	¥ 0.76	¥ 0.86	¥ 0.71
Effect of tax holiday on diluted net income per share	¥ 0.76	¥ 0.84	¥ 0.71
Deferred tax assets
Net operating loss carry forwards and others	¥ 15,909	¥ 12,715
Deferred revenues	464	472
Inventory valuation allowance	1,092	1,029
Allowance for doubtful accounts	1,098	1,001
Unrealized fair value losses for certain investments	238	595
Less: valuation allowance	(17,057)	(14,276)	¥ (7,670)	¥ (4,289)
Net deferred tax assets	1,744	1,536
Deferred tax liabilities
Long-lived assets arisen from business combinations and asset acquisitions	6,638	5,598
Withholding tax on undistributed earnings	1,779	183
Accelerated tax depreciation and others	850	730
Total deferred tax liabilities	9,267	¥ 6,511
Company's subsidiaries incorporated in Singapore and Hong Kong
Net operating loss carry forwards
Net operating loss carry forwards	11,918
Company's subsidiaries, consolidated VIEs and VIEs' subsidiaries established in PRC and Indonesia
Net operating loss carry forwards
Net operating loss carry forwards	¥ 34,586